Acquisition of Bao Li Gaming Promotion Limited (Tables) - Bao Li Gaming [Member]	6 Months Ended
Jun. 30, 2015
Schedule Of Incentive Shares and Additional Incentive Shares Issued [Table Text Block]
The Earnout Shares, Incentive Shares and Additional Incentive Shares (each as defined in the Bao Li Purchase Agreement) shall be released and issued to the Bao Li Seller as follows:

	Rolling Chip Turnover Target
Year	For Base Earnout Payments	Base Earnout Cash Payments	Base Earnout Shares	Incremental Earnout Payment
2013	$2,500,000,000	$13,000,000	625,000		*
2014	$2,500,000,000	$13,000,000	625,000		*
2015	$2,500,000,000	$13,000,000	625,000		*

*- For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and 6,250 Ordinary Shares will be issued.

Schedule of Purchase Price Allocation [Table Text Block]
As of September 12, 2012, the total estimated purchase price of $48,007,120 consisting of $15,146,026 in cash, and estimated contingent consideration of $32,861,094 consisting of contingent cash and Ordinary Shares has been allocated based on valuations performed to determine the fair values of the acquired assets as follows:

Gaming License Deposit	$12,520
Cash and Incentive Receivables	146,026
Bad Debt Guarantee	122,381
Non-Compete agreement	723,484
Profit interest agreement	45,016,159
Goodwill	1,986,550

Total Estimated Purchase Price	$48,007,120

Schedule of Earnout Cash and Earnout Ordinary Shares Earned and Issued [Table Text Block]
As of June 30, 2015, Bao Li has not achieved the minimum rolling chip target for year 2015. Bao Li achieved the rolling chip target for 2013 and 2014, and Earnout cash and Earnout Ordinary Shares earned and issued are as below:

	Base Earnout	Base Earnout	Incremental Earnout	Incremental Earnout
Year	Cash Payments	Shares Issued	Cash Payments	Shares Issued
2013	$13,000,000	625,000	$13,000,000	625,000
2014	$13,000,000	625,000	$8,320,000	400,000

Schedule Of Business Acquisition Change In Fair Value Of Contingent Considerations [Table Text Block]
The following is a reconciliation of the change in fair value of the contingent consideration:

Contingent Consideration as of January 1, 2015	$42,291,631
Payment	(21,320,000)
Ordinary Shares Issued	(1,342,750)
Change in Fair Value of Contingent Consideration	(3,757,513)
Foreign Currency Translation Adjustment	4,316
Contingent Consideration Payable as of June 30, 2015	$15,875,684

Schedule Of Business Acquisitions By Acquisition Contingent Consideration [Table Text Block]
The following is a summary of the current and long term portions of the estimated contingent consideration expected to be paid for the acquisition of Bao Li Gaming:

Years Ended December 31,	Total Contingent Consideration

2015	$-
2016	15,875,684
$15,875,684